Summary of significant accounting and reporting policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation

The accounting and financial reporting policies of BNY Mellon, a global financial services company, conform to U.S. generally accepted accounting principles (“GAAP”) and prevailing industry practices.

In the opinion of management, all adjustments necessary for a fair presentation of financial position, results of operations and cash flows for the periods presented have been made. These financial statements should be read in conjunction with BNY Mellon’s Annual Report on Form 10-K for the year ended Dec. 31, 2015. Certain immaterial reclassifications have been made to prior periods to place them on a basis comparable with current period presentation.

Use of estimates
Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates based upon assumptions about future economic and market conditions which affect reported amounts and related disclosures in our financial statements. Although our current estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition. Amounts subject to estimates are items such as the allowance for loan losses and lending-related commitments, the fair value of financial instruments and derivatives, other-than-temporary impairment, goodwill and other intangibles and pension accounting. Among other effects, such changes in estimates could result in future impairments of investment securities, goodwill and intangible assets and establishment of allowances for loan losses and lending-related commitments as well as changes in pension and post-retirement expense.

Equity Method Investments
Equity method investments

The consolidated financial statements include the accounts of BNY Mellon and its subsidiaries. Equity investments of less than a majority but at least 20% ownership are accounted for by the equity method and classified as other assets. Earnings on these investments are reflected in fee and other revenue as investment services fees, investment management and performance fees or investment and other income, as appropriate, in the period earned.

A loss in value of an equity investment that is determined to be other-than-temporary, is recognized by reducing the carrying value of the equity investment down to its fair value.

Acquired Businesses
Acquired businesses

The income statement and balance sheet include results of acquired businesses accounted for under the acquisition method of accounting pursuant to ASC 805, Business Combinations and equity investments from the dates of acquisition. For acquisitions completed after Jan. 1, 2009, contingent purchase consideration was measured at its fair value and recorded on the purchase date. Any subsequent changes in the fair value of a contingent consideration liability will be recorded through the income statement.

Parent Financial Statements
Parent financial statements

The Parent financial statements in Note 19 of the Notes to Consolidated Financial Statements include the accounts of the Parent; those of a wholly-owned financing subsidiary that functions as a financing entity for BNY Mellon and its subsidiaries; and MIPA, LLC, a single-member limited liability company, created to hold and administer corporate-owned life insurance. Financial data for the Parent, the financing subsidiary and the single-member limited liability company are combined for financial reporting purposes because of the limited function of these entities and the unconditional guarantee by BNY Mellon of their obligations.

Nature Of Operations
Nature of operations

BNY Mellon is a global leader in providing a broad range of financial products and services in domestic and international markets. Through our two principal businesses, Investment Management and Investment Services, we serve the following major classes of customers - institutions, corporations, and high net worth individuals. For institutions and corporations, we provide the following services:

•	investment management;

•	trust and custody;

•	foreign exchange;

•	fund administration;

•	global collateral services;

•	securities lending;

•	depositary receipts;

•	corporate trust;

•	global payment/cash management;

•	banking services; and

•	clearing services.

For individuals, we provide mutual funds, separate accounts, wealth management and private banking services. BNY Mellon’s investment management businesses provide investment products in many asset classes and investment styles on a global basis.

Variable Interest Entities
Variable interest and voting model entities

When evaluating an entity for possible consolidation, the Company must determine whether or not it has a variable interest in the entity. Variable interests are investments or other interests that absorb portions of an entity’s expected losses or receive portions of the entity’s expected returns. BNY Mellon’s variable interests may include its decision maker or service provider fees, its direct and indirect investments and investments made by related parties, including related parties under common control. If it is determined that BNY Mellon does not have a variable interest in the entity, no further analysis is required and BNY Mellon does not consolidate the entity.

If BNY Mellon holds a variable interest in the entity an analysis must be performed to determine if the entity is a variable interest entity (“VIE”) or a voting model entity (“VME”).

We consider the underlying facts and circumstances of individual entities when assessing whether or not an entity is a VIE. An entity is determined to be a VIE if the equity investors:

•	do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support; or

•	lack one or more of the following characteristics of a controlling financial interest:

•	the power, through voting rights or similar rights, to direct the activities of an entity that most significantly impact the entity’s economic performance.

•	the obligation to absorb the expected losses of the entity.

•	the right to receive the expected residual returns of the entity.

BNY Mellon is required to consolidate a VIE if it is determined to have a controlling financial interest in the entity and therefore is deemed to be the primary beneficiary of the VIE. BNY Mellon is determined to have a controlling financial interest in a VIE when it has both 1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and 2) the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to that VIE.

For entities that do not meet the definition of a VIE, the entity is considered a VME. For these entities, if the Company can exert control over the financial and operating policies of an investee, which can occur if it has a 50% or more voting interest in the entity, BNY Mellon consolidates the entity.

BNY Mellon’s VIEs generally include certain retail, institutional and alternative investment funds, including CLOs offered to its retail and institutional customers in which it acts as the fund’s investment manager. The funds are established to provide our clients access to investment vehicles with specific investment objectives and strategies that address the client’s investment needs. BNY Mellon earns investment management fees on these funds as well as performance fees in certain funds. We may also provide start-up capital for new funds. The VIEs are primarily financed by the client’s investments in the funds’ equity or debt.

Prior to the adoption of ASU 2015-02, effective Jan. 1, 2015, the accounting guidance on the consolidation of VIEs was included in ASC 810 Consolidation, ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities,” and ASU 2010-10 “Amendments for Certain Investment Funds,” which deferred ASU 2009-17 for certain asset managers’ interests in entities that apply the specialized accounting guidance for investment companies or that have the attributes of investment companies and for interests in money market funds.

As a result of ASU 2010-10, BNY Mellon continued to apply ASC 810 to its mutual funds, hedge funds, private equity funds, collective investment funds and real estate investment trusts.  If these entities were determined to be VIEs, primary beneficiary calculations were prepared in accordance with ASC 810 to determine whether or not BNY Mellon was the primary beneficiary and required to consolidate the VIE.  The primary beneficiary of a VIE was the party that absorbed a majority of the VIE’s expected losses, received a majority of its expected residual returns or both.

BNY Mellon had two securitizations and several CLOs, which were assessed for consolidation in accordance with ASU 2009-17.  The primary beneficiary of these VIE’s was the party that has both: (1) the power to direct the activities of the VIE that most significantly impact that entity’s economic performance, and (2) the obligation to absorb losses, or the right to receive benefits, from the VIE that could potentially be significant to the VIE.

Trading account securities, available-for-sale securities, and held-to-maturity securities
Trading account securities, available-for-sale securities, and held-to-maturity securities

Securities are accounted for under ASC 320 Investments - Debt and Equity Securities. Securities are classified in the trading, available-for-sale investment or the held-to-maturity investment securities portfolios when they are purchased. Securities are classified as trading securities when our intention is to resell the securities. Securities are classified as available-for-sale securities when we intend to hold the securities for an indefinite period of time or when the securities may be used for tactical asset/liability purposes and may be sold from time to time to effectively manage interest rate exposure, prepayment risk and liquidity needs. Securities are classified as held-to-maturity securities when we intend to hold them until maturity.

Trading securities are measured at fair value. Trading revenue includes both realized and unrealized gains and losses. The liability incurred on short-sale transactions, representing the obligation to deliver securities, is included in trading liabilities at fair value.

Available-for-sale securities are measured at fair value. The difference between fair value and amortized cost representing unrealized gains or losses on assets classified as available-for-sale, are recorded net of tax as an addition to or deduction from OCI, unless a security is deemed to have OTTI. Gains and losses on sales of available-for-sale securities are reported in the income statement. The cost of debt and equity securities sold is determined on a specific identification and average cost method, respectively. Held-to-maturity securities are measured at amortized cost.

Income on investment securities purchased is adjusted for amortization of premium and accretion of discount on a level yield basis.

We routinely conduct periodic reviews to identify and evaluate each investment security to determine whether OTTI has occurred. We examine various factors when determining whether an impairment, representing the fair value of a security being below its amortized cost, is other than temporary. The following are examples of factors that BNY Mellon considers:

•	The length of time and the extent to which the fair value has been less than the amortized cost basis;

•	Whether management has an intent to sell the security;

•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular investment;

•	Whether the decline in fair value is attributable to specific conditions, such as conditions in an industry or in a geographic area;

•	Whether a debt security has been downgraded by a rating agency;

•	Whether a debt security exhibits cash flow deterioration; and

•
For each non-agency RMBS, we compare the remaining credit enhancement that protects the individual security from losses against the projected losses of principal and/or interest expected to come from the underlying mortgage collateral, to determine whether such credit losses might directly impact the relevant security.

When we do not intend to sell the security and it is more likely than not that BNY Mellon will not be required to sell the security prior to recovery of its cost basis, the credit component of an OTTI of a debt security is recognized in earnings and the non-credit component is recognized in OCI.

The determination of whether a credit loss exists is based on the best estimate of the present value of cash flows to be collected from the debt security. Generally, cash flows are discounted at the effective interest rate implicit in the debt security at the time of acquisition. For debt securities that are beneficial interests in securitized financial assets and are not high credit quality, ASC 325 provides that cash flows be discounted at the current yield used to accrete the beneficial interest.

If we intend to sell the security or it is more likely than not that BNY Mellon will be required to sell the security prior to recovery of its cost basis, the non-credit component of OTTI is recognized in earnings and subsequently accreted to interest income on an effective yield basis over the life of the security.

For held-to-maturity debt securities, the amount of OTTI recorded in OCI for the non-credit portion of a previous OTTI is amortized prospectively, as an increase to the carrying amount of the security, over the remaining life of the security on the basis of the timing of future estimated cash flows of the securities.

The accounting policies for the determination of the fair value of financial instruments and OTTI have been identified as “critical accounting estimates” as they require us to make numerous assumptions based on available market data. See Note 4 of the Notes to Consolidated Financial Statements for these disclosures.

Loans and leases
Loans and leases

Loans are reported net of any unearned income and deferred fees and costs. Certain loan origination and upfront commitment fees, as well as certain direct loan origination and commitment costs, are deferred and amortized as a yield adjustment over the lives of the related loans. Loans held for sale are carried at the lower of cost or fair value.
Unearned revenue on direct financing leases is accreted over the lives of the leases in decreasing amounts to provide a constant rate of return on the net investment in the leases. Revenue on leveraged leases is recognized on a basis to achieve a constant yield on the outstanding investment in the lease, net of the related deferred tax liability, in the years in which the net investment is positive. Gains and losses on residual values of leased equipment sold are included in investment and other income. Considering the nature of these leases and the number of significant assumptions, there is risk associated with the income recognition on these leases should any of the assumptions change materially in future periods.

A modified loan is considered a TDR if the debtor is experiencing financial difficulties and the creditor grants a concession to the debtor that would not otherwise be considered.  A TDR may include a transfer of real estate or other assets from the debtor to the creditor, or a modification of the term of the loan.  TDRs are accounted for as impaired loans (see the Nonperforming assets policy).

Nonperforming Assets
Nonperforming assets

Commercial loans are placed on nonaccrual status when principal or interest is past due 90 days or more, or when there is reasonable doubt that interest or principal will be collected.

When a first lien residential mortgage loan reaches 90 days delinquent, it is subject to an impairment test and may be placed on nonaccrual status. At 180 days delinquent, the loan is subject to further impairment testing. The loan will remain on accrual status if the realizable value of the collateral exceeds the unpaid principal balance plus accrued interest. If the loan is impaired, a charge-off is taken and the loan is placed on nonaccrual status. At 270 days delinquent, all first lien mortgages are placed on nonaccrual status. Second lien mortgages are automatically placed on nonaccrual status when they reach 90 days delinquent.

When a loan is placed on nonaccrual status, previously accrued and uncollected interest is reversed against current period interest revenue. Interest receipts on nonaccrual and impaired loans are recognized as interest revenue or are applied to principal when we believe the ultimate collectability of principal is in doubt. Nonaccrual loans generally are restored to an accrual basis when principal and interest become current and remain current for a specified period.

A loan is considered to be impaired when it is probable that we will be unable to collect all principal and interest amounts due according to the contractual terms of the loan agreement. An impairment allowance on loans $1 million or greater is required to be measured based upon the loan’s market price, the present value of expected future cash flows, discounted at the loan’s initial effective interest rate, or at fair value of the collateral if the loan is collateral dependent. If the loan valuation is less than the recorded value of the loan, an impairment allowance is established by a provision for credit loss. Impairment allowances are not needed when the recorded investment in an impaired loan is less than the loan valuation.

Allowance for Loan Losses and Allowance for Lending-Related Commitments
Allowance for loan losses and allowance for lending-related commitments

The allowance for loan losses, shown as a valuation allowance to loans, and the allowance for lending-related commitments recorded in other liabilities are referred to as BNY Mellon’s allowance for credit losses. The accounting policy for the determination of the adequacy of the allowances has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates and assumptions relating to amounts which are inherently uncertain.

The allowance for loan losses is maintained to absorb losses inherent in the loan portfolio as of the balance sheet date based on our judgment. The allowance determination methodology is designed to provide procedural discipline in assessing the appropriateness of the allowance. Credit losses are charged against the allowance. Recoveries are added to the allowance.

The methodology for determining the allowance for lending-related commitments considers the same factors as the allowance for loan losses, as well as an estimate of the probability of drawdown. We utilize a quantitative methodology and qualitative framework for determining the allowance for loan losses and the allowance for lending-related commitments. Within this qualitative framework, management applies judgment when assessing internal risk factors and environmental factors to compute an additional allowance for each component of the loan portfolio.

The three elements of the allowance for loan losses and the allowance for lending-related commitments include the qualitative allowance framework. The three elements are:

•	an allowance for impaired credits of $1 million or greater;

•	an allowance for higher risk-rated credits and pass-rated credits; and

•	an allowance for residential mortgage loans.

Our lending is primarily to institutional customers. As a result, our loans are generally larger than $1 million. Therefore, the first element, impaired credits, is based on individual analysis of all impaired loans of $1 million and greater. The allowance is measured by the difference between the recorded value of impaired loans and their impaired value. Impaired value is either the present value of the expected future cash flows from the borrower, the market value of the loan, or the fair value of the collateral, if the loan is collateral dependent.

The second element, higher risk-rated credits and pass-rated credits, is based on our probable loss model. Individual credit analyses are performed on such loans before being assigned a credit rating. All borrowers are assigned to pools based on their credit rating. The probable loss inherent in each loan in a pool incorporates the borrower's credit rating, loss given default rating and maturity. The loss given default incorporates a recovery expectation and an estimate of the use of the facility at default (usage given default). The borrower's probability of default is derived from the associated credit rating. Borrower ratings are reviewed at least annually and are periodically mapped to third-party databases, including rating agency and default and recovery databases, to ensure ongoing consistency and validity. Higher risk-rated credits are reviewed quarterly.

The third element, the allowance for residential mortgage loans, is determined by segregating five mortgage pools into delinquency periods ranging from current through foreclosure. Each of these delinquency periods is assigned a probability of default. A specific loss given default is assigned for each mortgage pool. BNY Mellon assigns all residential mortgage pools, except home equity lines of credit, a probability of default and loss given default based on default and loss data derived from internal historical data related to our residential mortgage portfolio. The resulting probable loss factor (the probability of default multiplied by the loss given default) is applied against the loan balance to determine the allowance held for each pool. For home equity lines of credit, probability of default and loss given default are based on external data from third-party databases due to the small size of the portfolio and insufficient internal data.

The qualitative framework is used to determine an additional allowance for each portfolio based on the factors below:

Internal risk factors:

•	Nonperforming loans to total non-margin loans;

•	Criticized assets to total loans and lending-related commitments;

•	Borrower concentration; and

•	Significant concentrations in high risk industries and countries.

Environmental risk factors:

•	U.S. non-investment grade default rate;

•	Unemployment rate; and

•	Change in real GDP.

Premises and Equipment

Premises and equipment

Premises and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful life of the owned asset and, for leasehold improvements, over the lesser of the remaining term of the leased facility or the estimated economic life of the improvement. For owned and capitalized assets, estimated useful lives range from 2 to 40 years. Maintenance and repairs are charged to expense as incurred, while major improvements are capitalized and amortized to operating expense over their identified useful lives.

Software
Software

BNY Mellon capitalizes costs relating to acquired software and internal-use software development projects that provide new or significantly improved functionality. We capitalize projects that are expected to result in longer-term operational benefits, such as replacement systems or new applications that result in significantly increased operational efficiencies or functionality. All other costs incurred in connection with an internal-use software project are expensed as incurred. Capitalized software is recorded in other assets.

Identified Intangibles Assets and Goodwill
Identified intangible assets and goodwill

Identified intangible assets with estimable lives are amortized in a pattern consistent with the assets’ identifiable cash flows or using a straight-line method over their remaining estimated benefit periods if the pattern of cash flows is not estimable. Intangible assets with estimable lives are reviewed for possible impairment when events or changed circumstances may affect the underlying basis of the asset. Goodwill and intangibles with indefinite lives are not amortized, but are assessed annually for impairment, or more often if events and circumstances indicate it is more likely than not they may be impaired. The accounting policy for valuing and impairment testing of identified intangible assets and goodwill has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates. See Note 6 of the Notes to Consolidated Financial Statements for additional disclosures related to goodwill and intangible assets.

Investments in qualified affordable housing projects
Investments in qualified affordable housing projects

Investments in qualified affordable housing projects through a limited liability entity are accounted for utilizing the proportional amortization method.  Under the proportional amortization method, the initial cost of the investment is amortized in proportion to the tax credits and other tax benefits received and the net investment performance is recognized in the income statement as a component of income tax expense.  Additionally, the value of the commitments to fund qualified affordable housing projects is included in other assets on the balance sheet and a liability is recorded for the unfunded portion.

Seed capital	Seed capital Seed capital investments are classified as other assets and carried at fair value. Unrealized gains and losses on seed capital investments are recorded in investment and other income.
Noncontrolling Interests
Noncontrolling interests

Noncontrolling interests included in permanent equity are adjusted for the income or (loss) attributable to the noncontrolling interest holders and any distributions to those shareholders. Redeemable noncontrolling interests are reported as temporary equity. BNY Mellon recognizes changes in the

Fee Revenue
Fee revenue

We record investment services fees, investment management fees, foreign exchange and other trading revenue, financing-related fees, distribution and servicing, and other revenue when the services are provided and earned based on contractual terms, when amounts are determined and collectability is reasonably assured.

Additionally, we recognize revenue from non-refundable, upfront implementation fees under outsourcing contracts using a straight-line method, commencing in the period the ongoing services are performed through the expected term of the contractual relationship. Incremental direct set-up costs of implementation, up to the related implementation fee or minimum fee revenue amount, are deferred and amortized over the same period that the related implementation fees are recognized. If a client terminates an outsourcing contract prematurely, the unamortized deferred incremental direct set-up costs and the unamortized deferred up-front implementation fees related to that contract are recognized in the period the contract is terminated.

Performance fees are recognized in the period in which the performance fees are earned and become determinable. Performance fees are generally calculated as a percentage of the applicable portfolio’s performance in excess of a benchmark index or a peer group’s performance. When a portfolio underperforms its benchmark or fails to generate positive performance, subsequent years’ performance must generally exceed this shortfall prior to fees being earned. Amounts billable, which are subject to a clawback if future performance thresholds in current or future years are not met, are not recognized since the fees are potentially uncollectible. These fees are recognized when it is determined that they will be collected. When a multi-year performance contract provides that fees earned are billed ratably over the performance period, only the portion of the fees earned that are non-refundable are recognized.

Net interest revenue
Net interest revenue

Revenue on interest-earning assets and expense on interest-bearing liabilities is recognized based on the effective yield of the related financial instrument. Negative interest incurred on assets or charged on liabilities is presented as contra interest income and contra expense respectively.

Foreign Currency Translation
Foreign currency translation

Assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the rate of exchange on the balance sheet date. Transaction gains and losses are included in the income statement. Translation gains and losses on investments in foreign entities with functional currencies that are not the U.S. dollar are recorded as foreign currency translation adjustments in OCI. Revenue and expense transactions are translated at the applicable daily rate or the weighted average monthly exchange rate when applying the daily rate is not practical.

Pension
Pension

The measurement date for BNY Mellon’s pension plans is Dec. 31. Plan assets are determined based on fair value generally representing observable market prices. The projected benefit obligation is determined based on the present value of projected benefit distributions at an assumed discount rate. The discount rate utilized is based on the yield curves of high-quality corporate bonds available in the marketplace. The net periodic pension expense or credit includes service costs, interest costs based on an assumed discount rate, an expected return on plan assets based on an actuarially derived market-related value, amortization of prior service cost and amortization of prior years’ actuarial gains and losses.

Actuarial gains and losses include gains or losses related to changes in the amount of the projected benefit obligation or plan assets resulting from demographic or investment experience different than assumed, changes in the discount rate or other assumptions. To the extent an actuarial gain or loss exceeds 10% of the greater of the projected benefit obligation or the market-related value of plan assets, the excess is recognized over the future service periods of active employees. As a result of an amendment adopted on Jan. 29, 2015 to freeze benefit accruals under the U.S. pension plans effective June 30, 2015, future unrecognized actuarial gains and losses for the U.S. plans that exceed a threshold amount are amortized over the average future life expectancy of plan participants with a maximum of 15 years.

Our expected long-term rate of return on plan assets is based on anticipated returns for each applicable asset class. Anticipated returns are weighted for the expected allocation for each asset class and are based on forecasts for prospective returns in the equity and fixed income markets, which should track the long-term historical returns for these markets. We also consider the growth outlook for U.S. and global economies, as well as current and prospective interest rates.

The market-related value utilized to determine the expected return on plan assets is based on the fair value of plan assets adjusted for the difference between expected returns and actual performance of plan assets. The difference between actual experience and expected returns on plan assets is included as an adjustment in the market-related value over a five-year period.

BNY Mellon’s accounting policy regarding pensions has been identified as a “critical accounting estimate” as it requires management to make numerous complex and subjective assumptions relating to amounts which are inherently uncertain. See Note 18 of the Notes to Consolidated Financial Statements for additional disclosures related to pensions.

Severance

Severance

BNY Mellon provides separation benefits for U.S.-based employees through The Bank of New York Mellon Corporation Supplemental Unemployment Benefit Plan. These benefits are provided to eligible employees separated from their jobs for business reasons not related to individual performance. Basic separation benefits are generally based on the employee’s years of continuous benefited service. Severance for employees based outside of the U.S. is determined in accordance with local agreements and legal requirements. Severance expense is recorded when management commits to an action that will result in separation and the amount of the liability can be reasonably estimated.

Income Taxes
Income taxes

We record current tax liabilities or assets through charges or credits to the current tax provision for the estimated taxes payable or refundable for the current year. Deferred tax assets and liabilities are recorded for future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A deferred tax valuation allowance is established if it is more likely than not that all or a portion of the deferred tax assets will not be realized. A tax position that fails to meet a more-likely-than-not recognition threshold will result in either reduction of current or deferred tax assets, and/or recording of current or deferred tax liabilities. Interest and penalties related to income taxes are recorded as income tax expense.

Derivative Financial Instruments
Derivative financial instruments

Derivative contracts, such as futures contracts, forwards, interest rate swaps, foreign currency swaps and options and similar products used in trading activities are recorded at fair value. Gains and losses are included in foreign exchange and other trading revenue in fee and other revenue. Unrealized gains are recognized as trading assets and unrealized losses are recognized as trading liabilities, after taking into consideration master netting agreements.

We enter into various derivative financial instruments for non-trading purposes primarily as part of our asset/liability management process. These derivatives are designated as either fair value or cash flow hedges of certain assets and liabilities when we enter into the derivative contracts. Gains and losses associated with fair value hedges are recorded in income as well as any change in the value of the related hedged item associated with the designated risks being hedged. Gains and losses on cash flow hedges are recorded in OCI, until reclassified into earnings in the same period the hedged item impacts earnings. Foreign currency transaction gains and losses related to a hedged net investment in a foreign operation, net of their tax effect, are recorded with cumulative foreign currency translation adjustments within OCI.

We formally document all relationships between hedging instruments and hedged items, as well as our risk-management objectives and strategy for undertaking various hedging transactions.

We formally assess, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective and whether those derivatives are expected to remain highly effective in future periods. At inception, the potential causes of ineffectiveness related to each of our hedges is assessed to determine if we can expect the hedge to be highly effective over the life of the transaction and to determine the method for evaluating effectiveness on an ongoing basis.

Recognizing that changes in the value of derivatives used for hedging or the value of hedged items could result in significant ineffectiveness, we have processes in place that are designed to identify and evaluate such changes when they occur. Quarterly, we perform a quantitative effectiveness assessment and record any ineffectiveness in current earnings.

We discontinue hedge accounting prospectively when we determine that a derivative is no longer an effective hedge, the derivative expires, is sold, or management discontinues the derivative’s hedge designation. Subsequent gains and losses on these derivatives are included in foreign exchange and other trading revenue. For discontinued fair value hedges, the accumulated gain or loss on the hedged item is amortized on a yield basis over the remaining life of the hedged item. Accumulated gains and losses, net of tax effect, from discontinued cash flow hedges are reclassified from OCI and recognized in current earnings in foreign exchange and other trading revenue as the hedged item impacts earnings.
The accounting policy for the determination of the fair value of derivative financial instruments has been identified as a “critical accounting estimate” as it requires us to make numerous assumptions based on the available market data. See Note 23 of the Notes to Consolidated Financial Statements for additional disclosures related to derivative financial instruments.

Statement of Cash Flows	Statement of cash flows We have defined cash as cash and due from banks. Cash flows from hedging activities are classified in the same category as the items hedged.
Stock-based Compensation
Stock-based compensation

Compensation expense relating to all share-based payments is recognized in the income statement, on a straight-line basis, over the applicable vesting period.

Certain of our stock compensation grants vest when the employee retires. New grants with this feature are expensed by the first date the employee is eligible to retire.

Accounting changes and new accounting guidance
Accounting changes and new accounting guidance

ASU - 2015-02 - Consolidation (Topic 810): Amendments to the Consolidation Analysis

In February 2015, the FASB issued ASU 2015-02 “Amendments to the Consolidation Analysis,” an amendment to ASC 810, Consolidation.

This ASU eliminated the indefinite deferral of ASU 2010-10 “Amendments for Certain Investment Funds” for asset management funds with characteristics of an investment company and also eliminated the presumption that a general partner should consolidate a limited partnership. Entities that comply with or operate in accordance with the requirements that are similar to those of Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds are excluded from the scope of the ASU. This ASU also changed the consolidation analysis, particularly when a reporting entity has fee arrangements that meet certain requirements and for related party relationships.

The ASU is effective Jan. 1, 2016, with early adoption permitted during an interim period in fiscal year 2015.

In the second quarter of 2015, we elected to early adopt the new accounting guidance retrospectively to Jan. 1, 2015. As a result we restated the first quarter 2015 financial statements. The adoption of this ASU did not change the economic risks related to our businesses and therefore, our computation of economic capital did not change.

Adoption of the ASU resulted in a net decrease in consolidated total assets on our balance sheet at Jan. 1, 2015 of $7.7 billion, a decrease of approximately 2%.

As of Dec. 31, 2015, we had $1.4 billion in assets included in our consolidated financial statements related to investment management funds (VIEs and VMEs) we are required to consolidate and presented as assets of consolidated investment management funds. Approximately $1.2 billion of these assets are classified as trading assets while the remainder is classified as other assets. The net assets of any consolidated investment management fund are solely available to settle the liabilities of the entity and to settle any investors’ ownership liquidation requests, including any seed capital invested by BNY Mellon.

Additionally, BNY Mellon had $189 million included in other assets in its consolidated financial statements for non-consolidated VIE assets as of Dec. 31, 2015 where we are not the primary beneficiary of the entity. These assets relate solely to seed capital or residual interests invested in the VIEs.

ASU - 2015-07 - Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the FASB issued an ASU, “Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” An entity’s investments, where fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient, should not be categorized in the fair value hierarchy. The fair value will be included in aggregate to permit the reconciliation of the fair value with line items presented in the statement of financial position. The ASU is effective Jan. 1, 2016, with early adoption permitted during interim periods in fiscal year 2015. The Company adopted the ASU in the second quarter of 2015 and restated its disclosures for comparative periods in Note 20 “Fair value measurement” and Note 18 “Employee benefit plans.”

ASU - 2014-11 - Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures

In June 2014, the FASB issued an ASU, “Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures,” which amends the accounting guidance for “repo-to-maturity” transactions and repurchase agreements executed as repurchase financings. This ASU requires public entities to apply the accounting changes for the first interim or annual reporting period beginning after Dec. 15, 2014, and to comply with the enhanced disclosure requirements in the second quarter of 2015. The impact of adopting this ASU did not have a material impact on our results of operations. See Note 23 “Derivative instruments” for the related disclosure.

Other-than-temporary Impairment
Other-than-temporary impairment

We routinely conduct periodic reviews of all securities to determine whether OTTI has occurred. Such reviews may incorporate the use of economic models. Various inputs to the economic models are used to determine if an unrealized loss on securities is other-than-temporary. For example, the most significant inputs related to non-agency RMBS are:

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Default rate - the number of mortgage loans expected to go into default over the life of the transaction, which is driven by the roll rate of loans in each performance bucket that will ultimately migrate to default; and

•	Severity - the loss expected to be realized when a loan defaults.

To determine if an unrealized loss is other-than-temporary, we project total estimated defaults of the underlying assets (mortgages) and multiply that calculated amount by an estimate of realizable value upon sale of these assets in the marketplace (severity) in order to determine the projected collateral loss. In determining estimated default rate and severity assumptions, we review the performance of the underlying securities, industry studies, market forecasts, as well as our view of the economic outlook affecting collateral. We also evaluate the current credit enhancement underlying the bond to determine the impact on cash flows. If we determine that a given security will be subject to a write-down or loss, we record the expected credit loss as a charge to earnings.

Fair Value Measurement
Fair value measurement

Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. A three-level hierarchy for fair value measurements is utilized based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. BNY Mellon’s own creditworthiness is considered when valuing liabilities.

Fair value focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The objective is to determine from weighted indicators of fair value a reasonable point within the range that is most representative of fair value under current market conditions.

Determination of fair value

We have established processes for determining fair values. Fair value is based upon quoted market prices in active markets, where available. For financial instruments where quotes from recent exchange transactions are not available, we determine fair value based on discounted cash flow analysis, comparison to similar instruments, and the use of financial models. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Model-based pricing uses inputs of observable prices, where available, for interest rates, foreign exchange rates, option volatilities and other factors. Models are benchmarked and validated by an independent internal risk management function. Our valuation process takes into consideration factors such as counterparty credit quality, liquidity, concentration concerns, and observability of model parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.

Most derivative contracts are valued using internally developed models which are calibrated to observable market data and employ standard market pricing theory for their valuations. An initial “risk-neutral” valuation is performed on each position assuming time-discounting based on an AA credit curve. Then, to arrive at a fair value that incorporates counter-party credit risk, a credit adjustment is made to these results by discounting each trade’s expected exposures to the counterparty using the counterparty’s credit spreads, as implied by the credit default swap market. We also adjust expected liabilities to the counterparty using BNY Mellon’s own credit spreads, as implied by the credit default swap market. Accordingly, the valuation of our derivative position is sensitive to the current changes in our own credit spreads as well as those of our counterparties.

In certain cases, recent prices may not be observable for instruments that trade in inactive or less active markets. Upon evaluating the uncertainty in valuing financial instruments subject to liquidity issues, we make an adjustment to their value. The determination of the liquidity adjustment includes the availability of external quotes, the time since the latest available quote and the price volatility of the instrument.

Certain parameters in some financial models are not directly observable and, therefore, are based on management’s estimates and judgments. These financial instruments are normally traded less actively. We apply valuation adjustments to mitigate the possibility of error and revision in the model based estimate value. Examples include products where parameters such as correlation and recovery rates are unobservable.

The methods described above for instruments that trade in inactive or less active markets may produce a current fair value calculation that may not be indicative of net realizable value or reflective of future fair values. We believe our methods of determining fair value are appropriate and consistent with other market participants. However, the use of different methodologies or different assumptions to value certain financial instruments could result in a different estimate of fair value.

Valuation hierarchy

A three-level valuation hierarchy is used for disclosure of fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are described below.

Level 1: Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets and liabilities include certain debt and equity securities, derivative financial instruments actively traded on exchanges and U.S. Treasury securities that are actively traded in highly liquid over-the-counter markets.

Level 2: Observable inputs other than Level 1 prices, for example, quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs that are observable or can be corroborated, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 assets and liabilities include debt instruments that are traded less frequently than exchange-traded securities and derivative instruments whose model inputs are observable in the market or can be corroborated by market-observable data. Examples in this category are agency and non-agency mortgage-backed securities, corporate debt securities and over-the-counter derivative contracts.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement. Examples in this category include certain private equity investments, derivative contracts that are highly structured or long-dated, and interests in certain securitized financial assets.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted prices are available in an active market, we classify the securities within Level 1 of the valuation hierarchy. Securities include both long and short positions. Level 1 securities include highly liquid government bonds, money market funds, foreign covered bonds and exchange-traded equities.

If quoted market prices are not available, we estimate fair values using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include agency and non-agency mortgage-backed securities, state and political subdivisions, commercial mortgage-backed securities, sovereign debt, corporate bonds and foreign covered bonds.

For securities where quotes from recent transactions are not available for identical securities, we determine fair value primarily based on pricing sources with reasonable levels of price transparency that employ financial models or obtain comparison to similar instruments to arrive at “consensus” prices.

Specifically, the pricing sources obtain recent transactions for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2. Pricing sources discontinue pricing any specific security whenever they determine there is insufficient observable data to provide a good faith opinion on price.

In addition, we have significant investments in more actively traded agency RMBS and other types of securities such as sovereign debt. The pricing sources derive the prices for these securities largely from quotes they obtain from three major inter-dealer brokers. The pricing sources receive their daily observed trade price and other information feeds from the inter-dealer brokers.

For securities with bond insurance, the financial strength of the insurance provider is analyzed and that information is included in the fair value assessment for such securities.

In certain cases where there is limited activity or less transparency around inputs to the valuation, we classify those securities in Level 3 of the valuation hierarchy. Securities classified within Level 3 may include securities of state and political subdivisions and distressed debt securities.

At Dec. 31, 2015, all of our securities were valued by pricing sources with reasonable levels of price transparency. We have no instruments included in Level 3 of the valuation hierarchy.

Consolidated collateralized loan obligations

BNY Mellon values assets in consolidated CLOs using observable market prices observed from the secondary loan market. The returns to the note holders are solely dependent on the assets and accordingly equal the value of those assets. Based on the structure of the CLOs, the valuation of the assets is attributable to the note holders. Changes in the values of assets and liabilities are reflected in the income statement as investment and other income and interest of investment management fund note holders, respectively. Assets in consolidated CLOs are generally classified within Level 2 of the valuation hierarchy.

Derivatives

We classify exchange-traded derivatives valued using quoted prices in Level 1 of the valuation hierarchy. Examples include exchange-traded equity and foreign exchange options. Since few other classes of derivative contracts are listed on an exchange, most of our derivative positions are valued using internally developed models that use as their basis readily observable market parameters, and we classify them in Level 2 of the valuation hierarchy. Such derivatives include swaps and options, foreign exchange spot and forward contracts and credit default swaps.

Derivatives valued using models with significant unobservable market parameters in markets that lack two-way flow are classified in Level 3 of the valuation hierarchy. Examples include long-dated swaps and options, where parameters may be unobservable for longer maturities; and certain highly structured products, where correlation risk is unobservable. As of Dec. 31, 2015 we have no Level 3 derivatives. Additional disclosures of derivative instruments are provided in Note 23 of the Notes to Consolidated Financial Statements.

Loans and unfunded lending-related commitments

Where quoted market prices are not available, we generally base the fair value of loans and unfunded lending-related commitments on observable market prices of similar instruments, including bonds, credit derivatives and loans with similar characteristics. If observable market prices are not available, we base the fair value on estimated cash flows adjusted for credit risk which are discounted using an interest rate appropriate for the maturity of the applicable loans or the unfunded lending-related commitments.

Unrealized gains and losses, if any, on unfunded lending-related commitments carried at fair value are classified in other assets and other liabilities, respectively. Loans and unfunded lending-related commitments carried at fair value are generally classified within Level 2 of the valuation hierarchy.

Seed capital

In our Investment Management business, we manage investment assets, including equities, fixed income, money market and alternative investment funds for institutions and other investors. As part of that activity, we make seed capital investments in certain funds. Seed capital is included in other assets. When applicable, we value seed capital based on the published NAV of the fund.

For other types of investments in funds, we consider all of the rights and obligations inherent in our ownership interest, including the reported NAV as well as other factors that affect the fair value of our interest in the fund.

Certain interests in securitizations

For certain interests in securitizations that are classified in securities available-for-sale, trading assets and long-term debt, we use discounted cash flow models, which generally include assumptions of projected finance charges related to the securitized assets, estimated net credit losses, prepayment assumptions and estimates of payments to third-party investors. When available, we compare our fair value estimates and assumptions to market activity and to the actual results of the securitized portfolio.

Private equity investments

Our Other segment includes holdings of nonpublic private equity investments through funds managed by third-party investment managers. We value private equity investments initially based upon the transaction price, which we subsequently adjust to reflect expected exit values as evidenced by financing and sale transactions with third parties or through ongoing reviews by the investment managers.

Private equity investments also include publicly held equity investments, generally obtained through the initial public offering of privately held equity investments. These equity investments are often held in a partnership structure. Publicly held investments are marked-to-market at the quoted public value less adjustments for regulatory or contractual sales restrictions or adjustments to reflect the difficulty in selling a partnership interest.

Discounts for restrictions are quantified by analyzing the length of the restriction period and the volatility of the equity security. Publicly held private equity investments are primarily classified in Level 2 of the valuation hierarchy.

The following tables present the financial instruments carried at fair value at Dec. 31, 2015 and Dec. 31, 2014, by caption on the consolidated balance sheet and by valuation hierarchy (as described above). We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us. There were no material transfers between Level 1 and Level 2 during 2015.

Estimated Fair Value of Financial Instruments
Estimated fair value of financial instruments

The carrying amounts of our financial instruments (i.e., monetary assets and liabilities) are determined under different accounting methods - see Note 1 of the Notes to Consolidated Financial Statements. The following disclosure discusses these instruments on a uniform fair value basis. However, active markets do not exist for a significant portion of these instruments. For financial instruments where quoted prices from identical assets and liabilities in active markets do not exist, we determine fair value based on discounted cash flow analysis and comparison to similar instruments. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Other judgments would result in different fair values. The fair value information supplements the basic financial statements and other traditional financial data presented throughout this report.

A summary of the practices used for determining fair value and the respective level in the valuation hierarchy for financial assets and liabilities not recorded at fair value follows.

Interest-bearing deposits with the Federal Reserve and other central banks and interest-bearing deposits with banks

The estimated fair value of interest-bearing deposits with the Federal Reserve and other central banks is equal to the book value as these interest-bearing deposits are generally considered cash equivalents. These instruments are classified as Level 2 within the valuation hierarchy. The estimated fair value of interest-bearing deposits with banks is generally determined using discounted cash flows and duration of the instrument to maturity. The primary inputs used to value these transactions are interest rates based on current LIBOR market rates and time to maturity. Interest-bearing deposits with banks are classified as Level 2 within the valuation hierarchy.
Federal funds sold and securities purchased under resale agreements

The estimated fair value of federal funds sold and securities purchased under resale agreements is based on inputs such as interest rates and tenors. Federal funds sold and securities purchased under resale agreements are classified as Level 2 within the valuation hierarchy.

Securities held-to-maturity

Where quoted prices are available in an active market for identical assets and liabilities, we classify the securities as Level 1 within the valuation hierarchy. Level 1 securities include U.S. Treasury securities and foreign covered bonds.

If quoted market prices are not available for identical assets, we estimate fair value using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified as Level 2 within the valuation hierarchy, include certain agency and non-agency mortgage-backed securities, commercial mortgage-backed securities and state and political subdivision securities. For securities where quotes from active markets are not available for identical securities, we determine fair value primarily based on pricing sources with reasonable levels of price transparency that employ financial models or obtain comparison to similar instruments to arrive at “consensus” prices.

Specifically, the pricing sources obtain active market prices for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2 within the valuation hierarchy.
Loans

For residential mortgage loans, fair value is estimated using discounted cash flow analysis, adjusting where appropriate for prepayment estimates, using interest rates currently being offered for loans with similar terms and maturities to borrowers. The estimated fair value of margin loans and overdrafts is equal to the book value due to the short-term nature of these assets. The estimated fair value of other types of loans, including our term loan program, is determined using discounted cash flows. Inputs include current LIBOR market rates adjusted for credit spreads. These loans are generally classified as Level 2 within the valuation hierarchy.

Other financial assets

Other financial assets include cash, the Federal Reserve Bank stock and accrued interest receivable. Cash is classified as Level 1 within the valuation hierarchy. The Federal Reserve Bank stock is not redeemable or transferable. The estimated fair value of the Federal Reserve Bank stock is based on the issue price and is classified as Level 2 within the valuation hierarchy. Accrued interest receivable is generally short-term. As a result, book value is considered to equal fair value. Accrued interest receivable is included as Level 2 within the valuation hierarchy.

Noninterest-bearing and interest-bearing deposits

Interest-bearing deposits are comprised of money market rate and demand deposits, savings deposits and time deposits. Except for time deposits, book value is considered to equal fair value for these deposits due to their short duration to maturity or payable on demand feature. The fair value of interest-bearing time deposits is determined using discounted cash flow analysis. Inputs primarily consist of current LIBOR market rates and time to maturity. For all noninterest-bearing deposits, book value is considered to equal fair value as a result of the short duration of the deposit. Interest-bearing and noninterest-bearing deposits are classified as Level 2 within the valuation hierarchy.

Federal funds purchased and securities sold under repurchase agreements

The estimated fair value of federal funds purchased and securities sold under repurchase agreements is based on inputs such as interest rates and tenors. Federal funds purchased and securities sold under repurchase agreements are classified as Level 2 within the valuation hierarchy.

Payables to customers and broker-dealers

The estimated fair value of payables to customers and broker-dealers is equal to the book value, due to the demand feature of the payables to customers and broker-dealers, and are classified as Level 2 within the valuation hierarchy.

Borrowings

Borrowings primarily consist of overdrafts of subcustodian account balances in our Investment Services businesses and accrued interest payable. The estimated fair value of overdrafts of subcustodian account balances in our Investment Services businesses is considered to equal book value as a result of the short duration of the overdrafts and is included as Level 2 within the valuation hierarchy. Overdrafts are typically repaid within two days. Accrued interest payable is generally short-term. As a result, book value is considered to equal fair value. Accrued interest payable is included as Level 2 within the valuation hierarchy.

Long-term debt

The estimated fair value of long-term debt is based on current rates for instruments of the same remaining maturity or quoted market prices for the same or similar issues. Long-term debt is classified as Level 2 within the valuation hierarchy